Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net

NOTE 6 – Goodwill and Intangible Assets, net

The Company reviews goodwill for impairment on a reporting unit basis annually on November 30 (beginning with fiscal year 2024) and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The carrying amount of goodwill as of December 31, 2024, was $8,737 thousand, which is attributable to the business combination noted in Note 3.

We first assess qualitative factors, such as macroeconomic conditions, changes in the business environment, and reporting unit-specific events, to determine whether it is more likely than not that the fair value of a reporting unit is less than it carrying amount. If we bypass the qualitative assessment or conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying value, we perform a quantitative impairment test by comparing the fair value of the reporting unit with its carrying amount. For the quantitative test, we calculate the estimated fair value using a weighting of the income and market approaches.

2024 Impairment Assessment

For the year ended December 31, 2024, we completed our annual goodwill impairment evaluation as of November 30, 2024. No impairment loss was recognized for the year ended December 31, 2024. The value of goodwill as of December 31, 2024, remains consistent with the post-impairment balance reported as of December 31, 2023.

2023 Impairment Assessment

For the period from March 15, 2023, to December 31, 2023 (Successor), the Company recognized a goodwill impairment loss of $36,056 thousand. This impairment resulted from declines in market capitalization, revised cash flow projections, and adverse changes in market conditions impacting the recoverability of goodwill. For the period January 1, 2023, to March 14, 2023 (Predecessor), the Company recognized a goodwill impairment loss of $0 thousand.

Goodwill consisted of the following (in thousands):

Acquisition	Amount
Balance as of March 15, 2023	$-
Acquisition of Legacy CXApp	44,122
Measurement Period Adjustments	671
Impairment	(36,056)
Balance as of December 31, 2023	$8,737

Intangible assets consisted of the following (in thousands):

	December 31, 2024				December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	5.17	$3,294	$(843)	$2,451	$3,294	$(373)	$2,921
Customer Relationships	3.17	5,604	(2,008)	3,596	5,604	(887)	4,717
Developed Technology	8.17	8,697	(1,558)	7,139	8,697	(688)	8,009
Patents and Intellectual Property	8.17	2,703	(485)	2,218	2,703	(214)	2,489
Totals		$20,298	$(4,894)	$15,404	$20,298	$(2,162)	$18,136

Future amortization expense on intangible assets as of December 31, 2024, is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Amount
2025	$2,731
2026	2,731
2027	2,731
2028	1,844
2029	1,611
2030 and thereafter	3,756
Total	$15,404